UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2000

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bessemer Securities Corporation

Address:   630 Fifth Avenue    New York, New York     10111

Form 13F File Number:   28-0356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John G. MacDonald

Title:            Senior Vice President

Phone:            212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald           New York, NY         14th day of November, 2000
--------------------------
[Signature]                     [City, State]            [Date]

Report Type (Check only one.):



|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

   28-0563                        Bessemer Trust Company, N.A.
   28-7250                        Bessemer Securities LLC